UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	32 Threadneedle Lane
		Stamford, CT 06902

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-356-0284
Signature, Place, and Date of Signing:

	Monica C. Grady	Stamford, Connecticut	May 8, 2000

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	100

Form 13F Information Table Value Total:	$25,605,253

List of Other Included Managers:

No.	13F File Number	Name

None














                             FORM 13F INFORMATION TABLE











VALUE
SHARES/
SH/      PUT/    INVSTMT


OTHER
                   VOTING
AUTHORITY


NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN


MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
33148
942061
SH

SOLE

942061
0
0
AK Steel Holding Corp.
Common
001547908
1676
161604
SH

SOLE

161604
0
0
Alleghany Corp. Del
Common
017175100
17460
92876
SH

SOLE

92876
0
0
American Express Company
Common
025816109
1098
7375
SH

SOLE

7375
0
0
American Home Products Corp.
Common
026609107
40784
758773
SH

SOLE

758773
0
0
American Intl. Group Inc.
Common
026874107
5449
49770
SH

SOLE

49770
0
0
Anheuser Busch Companies Inc.
Common
035229103
448
7200
SH

SOLE

7200
0
0
Associates First CAP
Class A
046008108
31513
1474295
SH

SOLE

1474295
0
0
AT&T Corp.
Common
001957109
31119
552623
SH

SOLE

552623
0
0
AT&T Corp. - Liberty Media Group
Common Series A
001957208
43346
730819
SH

SOLE

730819
0
0
Automatic Data Process
Common
053015103
1120
23227
SH

SOLE

23227
0
0
BP Amoco PLC
Sponsored ADR
055622104
210
3944
SH

SOLE

3944
0
0
Bank of New York
Common
064057102
2053
49400
SH

SOLE

49400
0
0
BankAmerica Corp.
Common
066050105
696
13276
SH

SOLE

13276
0
0
Bell Atlantic Corporation
Common
077853109
762
12474
SH

SOLE

12474
0
0
Berkshire Hathaway Inc. Del
Class A
084670108
744
13
SH

SOLE

13
0
0
Berkshire Hathaway Inc. Del
Class B
084670207
1337
735
SH

SOLE

735
0
0
Bristol Myers Squibb Co.
Common
110122108
2275
39230
SH

SOLE

39230
0
0
CBS Inc.
Common
12490K107
3841
67830
SH

SOLE

67830
0
0
Cendant Corp.
Common
151313103
31109
1681615
SH

SOLE

1681615
0
0
Chase Manhattan Bank
Common
16161A108
47862
548959
SH

SOLE

548959
0
0
Chevron Corp.
Common
166751107
462
5000
SH

SOLE

5000
0
0
Cisco Systems Inc.
Common
17275R102
603
780
SH

SOLE

780


Citigroup, Inc.
Common
172967101
42401
708172
SH

SOLE

708172
0
0
Colgate Palmolive Co.
Common
194162103
3752
66550
SH

SOLE

66550
0
0
Comcast Corp.
Class A Spl.
200300200
38604
890021
SH

SOLE

890021
0
0
Compaq Computers
Common
204493100
2322
86023
SH

SOLE

86023
0
0
Conoco Inc.
Class B
208251405
401
15660
SH

SOLE

15660
0
0
Cordant Technologies Inc.
Common
218412104
27574
487500
SH

SOLE

487500
0
0
Walt Disney Productions
Common
254687106
561
13609
SH

SOLE

13609
0
0
Dupont De Nemours & Co.
Common
263534109
651
12299
SH

SOLE

12299
0
0
EMC Corporation Mass.
Common
268648102
252
2000
SH

SOLE

2000
0
0
Eastman Kodak Co.
Common
277461109
26767
492834
SH

SOLE

492834
0
0
Emerson Electric Co.
Common
291011104
27827
523816
SH

SOLE

523816
0
0
Ensco International Inc.
Common
26874Q100
207
5750
SH

SOLE

5750
0
0
Exxon Corporation
Common
302290101
1104
14178
SH

SOLE

14178
0
0
Federal Home Loan Mtg. Corp.
Common
313400301
33715
763011
SH

SOLE

763011
0
0
Federal National Ntg. Assn.
Common
313586109
8369
147975
SH

SOLE

147975
0
0
First Data Corp.
Common
319963104
33991
766005
SH

SOLE

766005
0
0
Fleet Boston Financial
Common
339030108
313
8600
SH

SOLE

8600
0
0
Ford Motor Co.
Common
345370100
581
12669
SH

SOLE

12669
0
0
GTE Corp.
Common
326320103
1668
23507
SH

SOLE

23507
0
0
Gannett Inc.
Common
364730101
36293
515715
SH

SOLE

515715
0
0
General Electric
Common
369604103
13865
89095
SH

SOLE

89095
0
0
General Motors Corp.
Common
370442105
29743
359168
SH

SOLE

359168
0
0
Goldman Sachs Group Inc.
Common
38141G104
421
4000
SH

SOLE

4000
0
0
Halliburton Co.
Common
406216101
26732
650020
SH

SOLE

650020
0
0
Harman International Industries Inc.
Common
413086109
17630
293835
SH

SOLE

293835
0
0
Hercules Inc.
Common
427056106
177
11000
SH

SOLE

11000
0
0
Hewlett Packard Inc.
Common
428236103
882
6640
SH

SOLE

6640
0
0
Home Depot Inc.
Common
437076102
689
10691
SH

SOLE

10691
0
0
Honeywell International
Common
438516106
39188
743794
SH

SOLE

743794
0
0
IMS Health Inc.
Common
449934108
13608
803470
SH

SOLE

803470
0
0
Infinity Broadcasting Corp.
Class A New
45662s102
2339
72270
SH

SOLE

72270
0
0
International Business Machines
Common
459200101
38215
323856
SH

SOLE

323856
0
0
Johnson & Johnson
Common
478160104
969
13804
SH

SOLE

13804
0
0
Jones Apparel Group Inc.
Common
480074103
37304
1179585
SH

SOLE

1179585
0
0
Kerr McGee Corp.
Common
492386107
10389
179908
SH

SOLE

179908
0
0
Lilly Eli & Co.
Common
532457108
501
8000
SH

SOLE

8000
0
0
Lucent Technologies Inc.
Common
549463107
2195
35842
SH

SOLE

35842
0
0
MGIC Investment Corp. Wisconsin
Common
552848103
13208
302780
SH

SOLE

302780
0
0
Marriot International Inc.
Class A
571900109
20137
639275
SH

SOLE

639275
0
0
MediaOne Group, Inc.
Common
58440J104
14743
182023
SH

SOLE

182023
0
0
Merck & Co., Inc.
Common
589331107
1062
17110
SH

SOLE

17110
0
0
Microsoft Corp.
Common
594918104
2827
26610
SH

SOLE

26610
0
0
Minnesota Mining & Manufacturing Co.
Common
604059105
247
2800
SH

SOLE

2800
0
0
Nasdaq 100 Trust Unit
Common Series 1
631100104
200
1830
SH

SOLE

1830
0
0
National Techteam Inc.
Common
638108100
278
50000
SH

SOLE

50000
0
0
PMI Group Inc.
Common
69344M101
1368
28845
SH

SOLE

28845
0
0
Payless ShoeSource Inc.
Common
704379106
7158
137830
SH

SOLE

137830
0
0
Pepsico Inc.
Common
713448108
30022
860856
SH

SOLE

860856
0
0
Pfizer Inc.
Common
717081103
1707
46690
SH

SOLE

46690
0
0
PrimeEnergy Corp.
Common
74158E108
106
25000
SH

SOLE

25000
0
0
Proctor & Gamble Co.
Common
742718109
3098
54843
SH

SOLE

54843
0
0
Quadrex  Corp.
Common
747309102
0
10000
SH

SOLE

10000
0
0
Quaker Oats Co.
Common
747402105
388
6400
SH

SOLE

6400
0
0
Royal Dutch Petroleum Co.
NY Reg Gldr 5
780257705
395
6840
SH

SOLE

6840
0
0
SBC Communications
Common
78387G103
499
11852
SH

SOLE

11852
0
0
SLM Holding Corp.
Common
78442A109
24016
720960
SH

SOLE

720960
0
0
Santa Fe Snyder Corp.
Common
80218K105
18804
1979466
SH

SOLE

1979466
0
0
Schering Plough Corp.
Common
806605101
2136
57548
SH

SOLE

57548
0
0
Schlumberger Ltd.
Common
806857108
267
3500
SH

SOLE

3500
0
0
Sherwin Williams Co.
Common
824348106
19412
877930
SH

SOLE

877930
0
0
Smithkline Beecham PLC
ADR Rep Ord
832378301
1400
21200
SH

SOLE

21200
0
0
Sun Microsystems
Common
866810104
524
5600
SH

SOLE

5600
0
0
Texaco Inc.
Common
881694103
32460
603910
SH

SOLE

603910
0
0
Time Warner Inc.
Common
887315109
6224
62249
SH

SOLE

62249
0
0
Tricon Global Restaurant
Common
895953107
29652
954600
SH

SOLE

954600
0
0
Ucar International Inc.
Common
90262K109
1205
91400
SH

SOLE

91400
0
0
United Technologies
Common
913017109
2187
34620
SH

SOLE

34620
0
0
Water Pik Technologies
Common
94113U100
145
20000
SH

SOLE

20000
0
0
XL Capital Ltd.
Class A
982551056
533
9635
SH

SOLE

9635
0
0
Blackrock Advantage Term
Common
09247A101
124
14000
SH

SOLE

14000
0
0
Blackrock Investment Quality
Common
09247D105
277
23000
SH

SOLE

23000
0
0
Dreyfus Strategic Government Income
Common
261938104
401
52200
SH

SOLE

52200
0
0
Muniyield Insured Fund Inc.
Common
62630E107
330
27000
SH

SOLE

27000
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
325
26000
SH

SOLE

26000
0
0
Nuveen Select Tax-Free Income Portfolio
Sh Ben Int
67062F100
273
20000
SH

SOLE

20000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
156
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Municipal Opportunity
Common
920935103
132
10000
SH

SOLE

10000
0
0